SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Related Party Transactions [Abstract]
Management fees	$ 75,000	$ 49,753	$ 195,000	$ 134,334	$ 146,666	$ 41,067
Management salaries and benefits included in personnel expenses	442,626	347,051	1,343,496	1,117,687	1,719,195	1,338,762
Share-based payments	(168,813)	302,201	(363,732)	626,013	655,145	720,222
Related party transactions	$ 348,813	$ 699,005	$ 1,174,764	$ 1,878,034	$ 2,521,007	$ 2,100,051